Share-based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Compensation
14.	Share-based Compensation

In March 2017, the Group amended its employment-related stock option plan, which the Group originally adopted in 2011 and amended in 2014 (the “Stock Option Plan”) under which 2,500,000 Class B ordinary shares are available for issuance. The Stock Option Plan will terminate automatically in 2022, unless terminated earlier.

In March 2017, the Group also amended its Equity incentive plan, which the Group originally adopted in 2016 (“2017 Equity Incentive Plan) under which 2,500,000 ordinary shares are available for issuance in 2017 and the number of shares available for grant and issuance under the 2017 Equity Incentive Plan shall be increased on January 1, of each of the calendar years 2017 through 2026, by the lesser of (a) two and one-half percent (2.5%) of the number of ordinary shares issued and outstanding on each December 31 immediately prior to the date of increase or (b) such number of Shares determined by the Board. The Stock Option Plan will terminate automatically in 2022, unless terminated earlier. The awards under the 2017 Equity incentive plan include share options, restricted shares, share bonus, share appreciation rights, restricted share units and performance awards.

Share-based compensation expenses for the total share-based awards which are based on service conditions are recognized using the straight-line attribution approach. For the years ended December 31, 2016, 2017 and 2018, the Group recognized total share-based compensation expenses of RMB10,630, RMB22,927 and RMB39,026, respectively.

Share Options

During 2017, the Group granted 1,320,000 stock options with an average exercise price of US$10.11 per share under the Stock Option Plan. All of the options were to be vested over four years, one fourth (1/4) vesting and exercisable upon the first anniversary of the date of grant, and the remaining vesting monthly thereafter in 36 equal monthly installments.

During 2018, the Group granted 320,000 stock options with an average exercise price of US$6.34 per share under the Stock Option Plan. All of the options were to be vested over four years, one fourth (1/4) vesting and exercisable upon the first anniversary of the date of grant, and the remaining vesting monthly thereafter in 36 equal monthly installments.

Valuation Assumptions: The Group estimated the fair value of stock options using the binominal option-pricing model with assistance from an independent valuation firm. The fair value of each option grant is estimated on the date of grant with the following assumptions:

	For the year ended December 31,
	2016	2017	2018
Exercise price	—	US$10.11	US$6.34
Risk free rate of interest	—	3.14%	3.02%
Dividend yield	—	—	—
Life of option (years)	—	10	10
Volatility	—	46%	56%

The Group estimated the risk free rate based on the yield to maturity of U.S. treasury bonds denominated in U.S. Dollars at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on historical statistical data. Expected term is the contract life of the option. The expected volatility at the date of grant date and each option valuation date was estimated based on the historical stock prices of comparable companies. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments on its ordinary shares in the foreseeable future.

A summary of the Group’s stock option activities for the years ended December 31, 2016, 2017 and 2018 is presented below:

	Number of Options	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Life In years	Aggregate Intrinsic Value US$
Outstanding as of December 31, 2015	2,499,161	$0.42	7.28	28,540
Granted	—	—	—	—
Forfeited/expired	(62,500)	$0.42	—	—

Outstanding as of December 31, 2016	2,436,661	$0.42	6.24	34,423

Granted	1,320,000	$10.11	—	—
Forfeited/expired	(44,606)	$0.42	—	—
Exercise	(1,088,647)	$0.42	—	—

Outstanding as of December 31, 2017	2,623,408	$5.48	7.15	25,781

Granted	320,000	$6.34	—	—
Forfeited/expired	(138,829)	$9.49	—	—
Exercise	(9,317)	$0.42	—	—

Outstanding as of December 31, 2018	2,795,262	$5.15	6.45	8,763

Exercisable as of December 31, 2018	1,841,706	$3.37	5.44	5,774

The weighted average grant date fair value of options granted for the year ended December 31, 2016, 2017 and 2018 was nil, US$4.93 and US$4.31, respectively. For the years ended December 31, 2016, 2017 and 2018, total share-based compensation expenses recognized by the Group for the share options granted were RMB10,630, RMB22,927 and RMB16,751, respectively. As of December 31, 2016, 2017 and 2018, there was RMB17,467, RMB38,300 and RMB29,200 of total unrecognized compensation expense, adjusted for estimated forfeitures, related to non-vested share-based compensation arrangement under the Stock Option Plan, respectively. These expense are expected to be recognized over a weighted average period of 1.01 years, 2.1 years and 1.27 years as of December 31, 2016, 2017 and 2018, respectively. Total unrecognized compensation expense may be adjusted for future changes in estimated forfeitures.

Restricted Stock Units

During 2018, the Group granted 651,117 restricted stock units (“RSU”). RSU are share awards that, upon vesting, will deliver to the holder shares of the Group’s ordinary shares. All of the RSU were to be vested over four years, one fourth (1/4) vesting and exercisable upon the first anniversary of the date of grant, and the remaining vesting monthly thereafter in 36 equal monthly installments. The Group satisfies RSU vesting through the issuance of new shares or settle by cash.

Share-based compensation expenses for the total share-based awards which are based on service conditions are recognized using the straight-line attribution approach. For the years ended December 31, 2016, 2017 and 2018, the Group recognized share-based compensation expenses of nil, nil and RMB22,275 respectively, for the restricted stock units.

A summary of the Group’s restricted stock activity for the years ended December 31, 2016, 2017 and 2018 is presented below:

	Number of RSU	Weighted Average Grant date fair value US$
Outstanding as of December 31, 2016	—	$—
Awarded	936,999	$9.75
Vested	(300)	$11.24

Outstanding as of December 31, 2017	936,699	$9.75

Awarded	651,117	$8.62
Forfeited	(180,620)	$9.77
Vested	(354,982)	$8.61

Outstanding as of December 31, 2018	1,052,214	$9.43